Related Party Transactions	6 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Related party transactions

Note 8 – Related party transactions

Rent expense - related party

The Company has a lease agreement for office space from Mr. Weili He, the Company's shareholder, through October 31, 2023, with annual payments of approximately $23,000.

Prepayment - related party

Mr. Xianfu Han, and Mr. Weili He, the Company's shareholders and former officers, are holding positions as president and director of Ningbo Lianlv Investment Ltd., respectively. This company owns 99% of the shares of Beijing Lianlv Technical Group Ltd. ("Beijing Lianlv"), the Company's supplier. As of December 31, 2019 and June 30, 2019, the Company prepaid $248,250 and $456,399 to Beijing Lianlv, before any allowance, for inventory purchases, respectively.

Due to Beijing Lianlv being named as a joint defendant in one of the civil lawsuits of the Company, the Company provided a provision of 5% of an allowance for doubtful accounts for Beijing Lianlv's prepayment that are aged from six months to one year and 10% for the balance beyond one year. As of December 31, 2019 and June 30, 2019, the Company made $0 allowance for prepayment – related party.

Other receivable - related party

This balance represents litigation against Xin Ao who entered into a capital lease agreement on behalf of Beijing Lianlv, an entity whose shareholders are Mr. Han and Mr. He. The balance was indemnified by Mr. Han and Mr. He in November 2019. As of December 31, 2019 and June 30, 2019, other receivable – related party from Beijing Lianlv was $162,790 and $165,075, respectively.

Other payables - related parties

Mr. Xianfu Han, Mr. Weili He have advanced funds to BVI-ACM for working capital purposes. The advances are non-interest bearing, unsecured, and are payable in cash on demand. They and their spouses have also guaranteed certain short-term loans payable and notes payable of the Company (see Note 7).

Other payables – related parties consisted of the following:

	December 31, 2019		June 30, 2019
	(unaudited)
Xianfu Han	$361,336		$361,336
Weili He	407,113		396,401
	$768,449	*	$757,737

*	On January 15, 2020, the Board approved the conversion of the debt in the aggregate amount of $757,737 that Xin Ao owed to Mr. Han and Mr. He, at a per share conversion price of $1.54. On March 6, 2020, upon Nasdaq's approval, the Company issued an aggregate of 492,037 ordinary shares of the Company to Mr. Han and Mr. He.